Leases - Summary of Lease Costs Recognized and Other Information Pertaining to Operating Leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Lease cost
Right of use assets obtained in exchange for new operating lease liabilities			$ 1,743	$ 2,090
ASU 2016-02
Lease cost
Operating lease cost	$ 1,000	$ 1,170	2,016	2,309
Variable lease cost	1,161	1,340	2,425	2,676
Short-term lease cost	51	109	100	182
Total lease cost	$ 2,212	$ 2,619	4,541	5,167
Cash paid for amounts included in the measurement of lease liabilities: Operating cash flows used in operating leases			2,006	2,570
Right of use assets obtained in exchange for new operating lease liabilities			$ 1,743	$ 2,090
Weighted average remaining lease term (in years)	1 year 2 months 1 day	1 year 10 months 20 days	1 year 2 months 1 day	1 year 10 months 20 days
Weighted average discount rate	8.29%	6.01%	8.29%	6.01%